Share-based Compensation - Summary of the Continuity of the Company's Stock Options (Details) (USD $)	Sep. 30, 2012 Y	Dec. 31, 2011 Y
Outstanding
Number of Options	3,100,000	0
Weighted Average Exercise Price	$ 0.50	$ 0
Weighted - Average Remaining Contractual Term (years)	4.84	0
Aggregate Intrinsic Value	$ 279,000	$ 0
Granted
Number of Options	3,100,000
Weighted Average Exercise Price	$ 0.50
Exercisable
Number of Options	775,000
Weighted Average Exercise Price	$ 0.50
Weighted - Average Remaining Contractual Term (years)	4.84
Aggregate Intrinsic Value	$ 69,750